Nature of business (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Jul. 31, 2023	Dec. 31, 2023
Nature of business
Accumulated deficit			$ 157,900,000
Net loss			18,200,000
Working capital surplus			$ 6,500,000
FSD received common shares		200,000,000
Common share-split		2:1 share-split
Common shares issue		200,000,000
Acquired share percent		34.66%
Gross proceeds		$ 1,000,000
Distribution description	Company distributed 45,712,529 of its 200,000,000 shares of Celly to its shareholders
Accrued interest rate	10.00%
Common shares deemed outstanding		25.00%